Share-Based Compensation - Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options (Details)	6 Months Ended
Jan. 31, 2026
Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options [Abstract]
Expected volatility	60.67%
Expected term (years)	5 years
Risk-free interest rate	3.70%
Expected dividend yield